Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2019 and 2018 are as follows:

	12/31/2019			12/31/2018
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,110	5,789	6,899	886	4,499	5,385
Termination plans	486	729	1,215	441	805	1,246
Post-employment defined benefit plans	11	565	576	9	389	398
Other benefits	613	4,495	5,108	436	3,305	3,741
Dismantling of assets	96	847	943	125	784	909
Other provisions	466	1,850	2,316	901	2,237	3,138
Total	1,672	8,486	10,158	1,912	7,520	9,432

Schedule of Distribution by Segment of Restructuring Costs
The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2019	2018
Telefónica Spain	1,732	297
Telefónica United Kingdom	31	—
Telefónica Brazil	—	46
Telefónica Germany	22	84
Telefónica Hispam Norte	39	18
Telefónica Hispam Sur	201	50
Other companies	145	(34)
Total	2,170	461

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2019 and 2018 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/17	1,797
Additions	140
Retirements/amount applied	(579)
Transfers	(109)
Translation differences, hyperinflation adjustments and accretion	(3)
Provisions for termination plans at 12/31/18	1,246
Additions	452
Retirements/amount applied	(496)
Translation differences, hyperinflation adjustments and accretion	11
Other	2
Provisions for termination plans at 12/31/19	1,215

Schedule of Post-Employment Defined Benefit Plans by Country of Operation
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2019
Millions of euros	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Others	Total
Obligation	1,858	304	982	72	6	17	3,239
Assets	(1,839)	(93)	(1,038)	—	—	(12)	(2,982)
Net provision before asset ceiling	19	211	(56)	72	6	5	257
Asset ceiling	—	—	262	—	—	—	262
Total	19	211	206	72	6	5	519
Net provision	19	218	255	72	6	6	576
Net assets	—	7	49	—	—	1	57

12/31/2018
Millions of euros	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Others	Total
Obligation	1,548	239	749	68	6	18	2,628
Assets	(1,570)	(90)	(848)	—	—	(12)	(2,520)
Net provision before asset ceiling	(22)	149	(99)	68	6	6	108
Asset ceiling	—	—	249	—	—	—	249
Total	(22)	149	150	68	6	6	357
Net provision	4	157	153	72	6	6	398
Net assets	26	8	3	4	—	—	41

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2019 and 2018 is as follows:

Millions of euros	Spain (Antares)	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Other	Total
Present value of obligation at 12/31/17	490	1,828	235	734	72	8	16	3,383
Translation differences	—	(12)	—	(81)	(3)	(3)	1	(98)
Current service cost	6	—	9	4	1	—	1	21
Interest cost	7	44	4	65	5	2	1	128
Actuarial losses and gains	4	(260)	(6)	68	(2)	1	—	(195)
Benefits paid	(41)	(50)	(3)	(41)	(5)	(2)	(1)	(143)
Transfers	(466)	—	—	—	—	—	—	(466)
Other movements	—	(2)	—	—	—	—	—	(2)
Present value of obligation at 12/31/18	—	1,548	239	749	68	6	18	2,628
Translation differences	—	86	—	(21)	1	(2)	—	64
Current service cost	—	—	11	4	(2)	—	1	14
Interest cost	—	44	5	67	9	2	—	127
Actuarial losses and gains	—	226	53	233	4	—	(1)	515
Benefits paid	—	(46)	(4)	(50)	(4)	—	(1)	(105)
Plan curtailments	—	—	—	—	1	—	—	1
Other movements	—	—	—	—	(5)	—	—	(5)
Present value of obligation at 12/31/19	—	1,858	304	982	72	6	17	3,239

Schedule of Movement in the Fair Value of Plan Assets
Fair value of Plan assets is as follows:

Millions of euros	12/31/2019	12/31/2018
Credit instruments	1,710	1,570
Cash equivalents	129	—
Total	1,839	1,570
Movements in the fair value of plan assets in 2019 and 2018 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/17	1,651	84	835	9	2,579
Translation differences	(13)	—	(92)	—	(105)
Interest income	40	1	74	—	115
Actuarial losses and gains	(57)	1	69	1	14
Company contributions	(2)	—	—	1	(1)
Participants contributions	—	3	—	—	3
Benefits paid	(49)	(2)	(38)	—	(89)
Other movements	—	3	—	1	4
Fair value of plan assets at 12/31/18	1,570	90	848	12	2,520
Translation differences	86	—	(22)	—	64
Interest income	46	2	76	—	124
Actuarial losses and gains	157	2	181	—	340
Company contributions	27	—	—	—	27
Participants contributions	—	3	—	—	3
Benefits paid	(46)	(2)	(44)	—	(92)
Other movements	(1)	(2)	(1)	—	(4)
Fair value of plan assets at 12/31/19	1,839	93	1,038	12	2,982

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing the plan are as follows:

	12/31/2019	12/31/2018
Nominal rate of pension payment increase	2.90%	3.05%
Discount rate	2.05%	2.85%
Expected inflation	2.95%	3.20%
Mortality tables	95% S2NA,	95% S2NA,
	CMI 2018 1% 7 and a initial addition of 0.25%	CMI 2017 1% 7.5
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2019	12/31/2018
Discount rate	6.65% - 7.54%	8.96% - 9.27%
Nominal rate of salary increase	5.47%	5.67%
Long-term inflation rate	3.80%	4.00%
Growth rate for medical costs	6.91%	7.12%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The average length of the plans was 7.42 years at December 31, 2018. The main actuarial assumptions used in valuing these plans at December 31, 2018 were as follows:

	Survival	ITP
Discount rate	1.32%	1.29%
Expected rate of salary increase	0%-0.5%	—
Mortality tables	PERM/F 2000P OM77	90%PERM 2000C/98% PERF 2000C

Schedule of Sensitivity to Changes in Actuarial Assumptions
So long as other assumptions remained constant, at December 31, 2019, reasonably possible changes to one of the following actuarial assumptions would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	115
Expected inflation (0.25% increase)	110
Life expectancy (1 year longer)	48
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plan of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(253)	(253)	235	235
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	537	515	560
Health plans	446	411	485
Total obligation	983	926	1,045

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	537	537	537
Health plans	446	527	381
Total obligation	983	1,064	918

Schedule of Movement in Other Provisions
The movement of provision for dismantling of assets in 2019 and 2018 is as follows:

Millions of euros
Dismantling of assets at 12/31/17	973
Additions and accretion	96
Retirements/amount applied	(83)
Translation differences and other	(77)
Dismantling of assets at 12/31/18	909
Additions and accretion	178
Retirements/amount applied	(97)
Translation differences and other	(47)
Dismantling of assets at 12/31/19	943
The detail by segments of provision for dismantling of assets in 2019 and 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Telefónica Spain	6	7
Telefónica Germany	421	421
Telefónica Brazil	141	152
Telefónica United Kingdom	89	85
Telefónica Hispam Norte	51	26
Telefónica Hispam Sur	69	76
Other companies	166	142
Total	943	909
The movement in “Other provisions” in 2019 and 2018 is as follows:

Millions of euros
Other provisions at December 31, 2017	3,883
Additions and accretion	911
Retirements/amount applied	(1,276)
Transfers	(89)
Translation differences and other	(291)
Other provisions at December 31, 2018	3,138
Reclassification entry into force IFRIC 23	(856)
Additions and accretion	946
Retirements/amount applied	(841)
Transfers	19
Translation differences and other	(90)
Other provisions at December 31, 2019	2,316

Disclosure of Provisions for Tax Proceedings
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2019	12/31/2018
Federal taxes	127	119
State taxes	103	205
Municipal taxes	8	8
FUST	110	108
Total	348	440

The breakdown of changes in provisions for tax proceedings in 2019 and 2018 is as follows:

Millions of euros
Balance at 12/31/2017	902
Movements with a counterparty in judicial deposits	(569)
Movements with a counterparty in the income statement	105
Write-offs due to payment	(12)
Monetary updating	97
Translation differences	(83)
Balance at 12/31/2018	440
Reclassification entry into force IFRIC 23	(16)
Movements with a counterparty in the income statement	7
Write-offs due to payment	(83)
Monetary updating	6
Translation differences	(6)
Balance at 12/31/2019	348
The balance of these provisions at December 31, 2019 and December 31, 2018 is shown in the following table:

Millions of euros	12/31/2019	12/31/2018
Tax proceedings	348	440
Regulatory proceedings	253	230
Labor claims	121	176
Civil proceedings	176	226
Total	898	1,072
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2019	12/31/2018
Federal taxes	127	119
State taxes	103	205
Municipal taxes	8	8
FUST	110	108
Total	348	440

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2019 and December 31, 2018 are as follows:

Millions of euros	12/31/2019	12/31/2018
Tax proceedings	443	435
Labor claims	70	118
Civil proceedings	232	262
Regulatory proceedings	58	47
Garnishments	8	19
Total	811	881
Current (see Note 15)	61	71
Non-current (see Note 12)	750	810